SHARE BASED PAYMENTS (Schedule of Option Activities) (Details)		1 Months Ended	12 Months Ended
	Jul. 13, 2020 shares	Nov. 18, 2020 shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Weighted average exercise price
Outstanding | $ / shares			$ 1.48	$ 1.56	$ 1.56
Granted during the year | $ / shares			9.92	1.40
Exercised during the year | $ / shares			1.40
Forfeited during the year | $ / shares			1.73	1.81	2.96
Outstanding | $ / shares			2.02	1.48	1.56
Vested and exercisable at December 31, | $ / shares			$ 1.52	$ 1.48	$ 1.48
Number
Outstanding | shares			1,632,220	1,113,218	1,118,077
Granted during the year | shares	600	400	111,129	524,867
Exercised during the year | shares			(12,473)
Forfeited during the year | shares			(22,856)	(5,865)	(4,859)
Outstanding | shares			1,708,020	1,632,220	1,113,218
Vested and exercisable at December 31, | shares			1,203,456	1,045,076	1,055,701